Investment in Equity Method Investees	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Equity Method Investments and Joint Ventures [Abstract]
Investment in Equity Method Investees

Note 5. INVESTMENT IN EQUITY METHOD INVESTEES

The Company holds three investments which are accounted for using the equity method: MAO-MSO Recovery II LLC Series PMPI (“Series PMPI”), MAO-MSO Recovery LLC, and MAO-MSO Recovery II LLC (collectively, the “MAO-MSO entities”).

Series PMPI is a series of MAO-MSO Recovery II LLC. The Company exercises significant influence over the operating and financial activities of Series PMPI, but does not exercise control of the entity. In accordance with Series PMPI’s operating agreement, the controlling member is entitled to a preferred return of 20% per annum (the “Preferred Return”). Once the Preferred Return has been met, the controlling member is entitled to 50% of claims recoveries by PMPI. The noncontrolling member is allocated 100% of the costs of PMPI. Since the Preferred Return exceeds the total members’ equity of PMPI as of both September 30, 2023 and December 31, 2022, the value of the equity method investment in the condensed consolidated balance sheet is $0.

The MAO-MSO entities are Delaware limited liability companies formed as master series entities whose central operations are to form other series legal entities that will hold and pursue claims recovery rights. The MAO-MSO entities are not designed to hold or pursue claims recoveries themselves. The Company holds a 50% economic interest in both entities and has significant influence through its equity investment, but does not control either entity. As equity method investments, the Company recognizes its proportionate share of net earnings or losses as equity earnings in Other income. The activity of these entities has been insignificant for the three and nine months ended September 30, 2023 and 2022. Since the Company did not make a contribution to the MAO-MSO entities, and the entities have recorded losses, the value of the equity method investment in the condensed consolidated balance sheets is $0 as of both September 30, 2023 and December 31, 2022.

Summary financial information for equity accounted investees, not adjusted for the percentage ownership of the Company is as follows:

	For the three months ended September 30,		For the nine months ended September 30,
Series PMPI (in thousands)	2023	2022	2023	2022
Revenue	$8	$16	$8	$16
Amortization	500	500	1,500	1,500
Other expenses	—	8	—	8
Loss	(492)	(492)	(1,492)	(1,492)

Series PMPI (in thousands)	September 30, 2023	December 31, 2022
Total Assets	$1,874	3,341
Total Liabilities	$309	274

Note 5. INVESTMENT IN EQUITY METHOD INVESTEES

The Company holds three investments which are accounted for using the equity method: MAO-MSO Recovery II LLC Series PMPI (“Series PMPI”), MAO-MSO Recovery LLC and MAO-MSO Recovery II LLC (both collectively the “MAO-MSO entities”).

Series PMPI is a series of MAO-MSO Recovery II LLC. The Company exercises significant influence over the operating and financial activities of Series PMPI, but does not exercise control of the entity. In accordance with Series PMPI’s operating agreement, the controlling member is entitled to a preferred return of 20% per annum (the “Preferred Return”). Once the Preferred Return has been met, the controlling member is entitled to 50% of Claims recoveries by PMPI. The noncontrolling member is allocated 100% of the costs of PMPI. Since the Preferred Return exceeds the total members’ equity of PMPI as of both December 31, 2022 and December 31, 2021, the value of the equity method investment in the consolidated balance sheet is $0.

The MAO-MSO entities are Delaware limited liability companies formed as master series entities whose central operations are to form other series legal entities that will hold and pursue Claims recovery rights. The MAO-MSO entities are not designed to hold or pursue Claims recoveries themselves. The Company holds a 50% economic interest in both entities, and has significant influence through its equity investment, but does not control either entity. As equity method investments, the Company recognizes its proportionate share of net earnings or losses as equity earnings in Other income. The activity of these entities has been insignificant for the years ended December 31, 2022, 2021 and 2020. Since the Company did not make a contribution to the MAO-MSO entities and the entities have recorded losses, the value of the equity method investment in the consolidated balance sheets is $0 as of both December 31, 2022 and December 31, 2021.

Summary financial information for equity accounted investees, not adjusted for the percentage ownership of the Company is as follows:

	For the year ended,
Series PMPI (in thousands)	December 31, 2022	December 31, 2021	December 31, 2020
Revenue	22	1	34
Amortization	2,000	2,000	2,000
Other expenses	8	—	20
Profit (Loss)	(1,986)	(1,999)	(1,986)

Series PMPI (in thousands)	December 31, 2022	December 31, 2021
Total Assets	$3,341	5,390
Total Liabilities	$274	266